Employee benefits - Summary of Breakdown of Employee Benefits (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Total employee benefits	€ 30,100	€ 34,945
Italian leaving indemnities (TFR)
Disclosure of defined benefit plans [line items]
Total employee benefits	9,563	10,224
Other leaving indemnities
Disclosure of defined benefit plans [line items]
Total employee benefits	11,660	11,727
Post-employment benefits
Disclosure of defined benefit plans [line items]
Total employee benefits	7,046	7,866
Other long-term employee benefits
Disclosure of defined benefit plans [line items]
Total employee benefits	937	953
Termination benefits
Disclosure of defined benefit plans [line items]
Total employee benefits	894	783
Total defined benefit obligations
Disclosure of defined benefit plans [line items]
Total employee benefits	30,100	31,553
Other long-term payables to employees
Disclosure of defined benefit plans [line items]
Total employee benefits	€ 0	€ 3,392